Equity (Schedule of Changes in AOCI Net of Tax and Reclassifications out of AOCI by Component) (Detail) - USD ($) $ in Millions			1 Months Ended	3 Months Ended								12 Months Ended
		Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance							$ 27,308					$ 27,308
Interest and related charges												1,002	$ 1,255	$ 1,339
Income before income tax expense												257	218	175
Income tax expense		$ (336)	$ (173)									148	(239)	59
Net Income From Continuing Operations Including Noncontrolling Interests				$ (239)	$ 626	$ (665)	300	$ 628	$ 496	$ 140	$ 693	22	1,957	784
Total other comprehensive income (loss)												(114)	259	76
Ending balance			27,308	27,881				27,308				27,881	27,308
Virginia Electric and Power Company
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance							15,980				14,557	15,980	14,557	13,989
Interest and related charges	[1]											642	534	516
Income before income tax expense												1,406	2,109	1,250
Income tax expense												(191)	(397)	(229)
Total other comprehensive income (loss)												50	11	(23)
Ending balance			15,980	17,245				15,980				17,245	15,980	14,557
Commodity
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance											(1)		(1)
Total other comprehensive income (loss)													1
Ending balance														(1)
Commodity | Amounts reclassified from AOCI
Accumulated Other Comprehensive Income Loss [Line Items]
Purchased gas													1
Income before income tax expense													1
Net Income From Continuing Operations Including Noncontrolling Interests													1
Interest rate
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance							(358)				(418)	(358)	(418)
Other comprehensive income before reclassifications: gains (losses)												67
Total other comprehensive income (loss)												109	60
Ending balance			(358)	(249)				(358)				(249)	(358)	(418)
Interest rate | Virginia Electric and Power Company
Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive income before reclassifications: gains (losses)												60
Total other comprehensive income (loss)												61
Interest rate | Amounts reclassified from AOCI
Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive income before reclassifications: gains (losses)													15
Interest and related charges												57	60
Income before income tax expense												57	60
Income tax expense												(15)	(15)
Net Income From Continuing Operations Including Noncontrolling Interests												42	45
Interest rate | Amounts reclassified from AOCI | Virginia Electric and Power Company
Accumulated Other Comprehensive Income Loss [Line Items]
Interest and related charges												2
Income before income tax expense												2
Income tax expense												1
Net Income From Continuing Operations Including Noncontrolling Interests												1
Total Derivative-Hedging Activities
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	[2]						(358)				(419)	(358)	(419)
Other comprehensive income before reclassifications: gains (losses)	[2]											67
Total other comprehensive income (loss)	[2]											109	61
Ending balance	[2]		(358)	(249)				(358)				(249)	(358)	(419)
Total Derivative-Hedging Activities | Virginia Electric and Power Company
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	[3]						(45)				(60)	(45)	(60)
Other comprehensive income before reclassifications: gains (losses)	[3]											60	13
Total other comprehensive income (loss)	[3]											61	15
Ending balance	[3]		(45)	16				(45)				16	(45)	(60)
Total Derivative-Hedging Activities | Amounts reclassified from AOCI
Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive income before reclassifications: gains (losses)	[2]												15
Purchased gas	[2]												1
Interest and related charges	[2]											57	60
Income before income tax expense	[2]											57	61
Income tax expense	[2]											(15)	(15)
Net Income From Continuing Operations Including Noncontrolling Interests	[2]											42	46
Total Derivative-Hedging Activities | Amounts reclassified from AOCI | Virginia Electric and Power Company
Accumulated Other Comprehensive Income Loss [Line Items]
Interest and related charges	[3]											2	3
Income before income tax expense	[3]											2	3
Income tax expense	[3]											1	1
Net Income From Continuing Operations Including Noncontrolling Interests	[3]											1	2
Investment Securities
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	[4]						37				62	37	62
Other comprehensive income before reclassifications: gains (losses)	[4]											(100)
Total other comprehensive income (loss)	[4]											(81)	(25)
Ending balance	[4]		37	44				37				44	37	62
Investment Securities | Virginia Electric and Power Company
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	[5]						4				8	4	8
Other comprehensive income before reclassifications: gains (losses)	[5]											(11)	(2)
Total other comprehensive income (loss)	[5]											(11)	(4)
Ending balance	[5]		4	7				4				7	4	8
Investment Securities | Amounts reclassified from AOCI
Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive income before reclassifications: gains (losses)	[4]												(7)
Other income	[4]											25	(23)
Income before income tax expense	[4]											25	(23)
Income tax expense	[4]											(6)	5
Net Income From Continuing Operations Including Noncontrolling Interests	[4]											19	(18)
Investment Securities | Amounts reclassified from AOCI | Virginia Electric and Power Company
Accumulated Other Comprehensive Income Loss [Line Items]
Other income	[5]												(3)
Income before income tax expense	[5]												(3)
Income tax expense	[5]												(1)
Net Income From Continuing Operations Including Noncontrolling Interests	[5]												(2)
Pension and Other Postretirement Benefit Costs
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	[6]						(1,133)				(1,359)	(1,133)	(1,359)
Other comprehensive income before reclassifications: gains (losses)	[6]											(218)
Total other comprehensive income (loss)	[6]											(143)	226
Ending balance	[6]		(1,133)	(1,276)				(1,133)				(1,276)	(1,133)	(1,359)
Pension and Other Postretirement Benefit Costs | Amounts reclassified from AOCI
Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive income before reclassifications: gains (losses)	[6]												144
Other income	[6]											102	111
Income before income tax expense	[6]											102	111
Income tax expense	[6]											(27)	(29)
Net Income From Continuing Operations Including Noncontrolling Interests	[6]											75	82
Equity Method Investees
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	[7]						(4)				(1)	(4)	(1)
Other comprehensive income before reclassifications: gains (losses)	[7]											1
Total other comprehensive income (loss)	[7]											1	(3)
Ending balance	[7]		(4)	(3)				(4)				(3)	(4)	(1)
Equity Method Investees | Amounts reclassified from AOCI
Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive income before reclassifications: gains (losses)	[7]												(3)
AOCI
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance							(1,458)				(1,717)	(1,458)	(1,717)
Other comprehensive income before reclassifications: gains (losses)												(250)
Total other comprehensive income (loss)												(114)	259	76
Ending balance			(1,458)	(1,572)				(1,458)				(1,572)	(1,458)	(1,717)
AOCI | Virginia Electric and Power Company
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance							(41)				(52)	(41)	(52)	(29)
Other comprehensive income before reclassifications: gains (losses)												49	11
Total other comprehensive income (loss)												50	11	(23)
Ending balance			(41)	9				(41)				9	(41)	(52)
AOCI | Amounts reclassified from AOCI
Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive income before reclassifications: gains (losses)													149
Purchased gas													1
Interest and related charges												57	60
Other income												127	88
Income before income tax expense												184	149
Income tax expense												(48)	(39)
Net Income From Continuing Operations Including Noncontrolling Interests												136	110
AOCI | Amounts reclassified from AOCI | Virginia Electric and Power Company
Accumulated Other Comprehensive Income Loss [Line Items]
Interest and related charges												2	3
Other income													(3)
Income before income tax expense												2
Income tax expense												1
Net Income From Continuing Operations Including Noncontrolling Interests												1
Interest Rate | Virginia Electric and Power Company
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance							$ (45)				$ (60)	(45)	(60)
Other comprehensive income before reclassifications: gains (losses)													13
Total other comprehensive income (loss)													15
Ending balance			$ (45)	$ 16				$ (45)				$ 16	(45)	$ (60)
Interest Rate | Amounts reclassified from AOCI | Virginia Electric and Power Company
Accumulated Other Comprehensive Income Loss [Line Items]
Interest and related charges													3
Income before income tax expense													3
Income tax expense													1
Net Income From Continuing Operations Including Noncontrolling Interests													$ 2

[1]	See Note 25 for amounts attributable to affiliates.
[2]	Net of $83 million, $119 million and $141 million tax at December 31, 2022, 2021 and 2020, respectively.
[3]	Net of $(5) million, $16 million and $21 million tax at December 31, 2022, 2021 and 2020, respectively.
[4]	Net of $13 million, $(10) million and $(21) million tax at December 31, 2022 and 2021 and 2020, respectively.
[5]	Net of $2 million, $(2) million and $(3) million tax at December 31, 2022, 2021 and 2020, respectively.
[6]	Net of $445 million, $396 million and $478 million tax at December 31, 2022 and 2021 and 2020, respectively.
[7]	Net of $1 million tax at both December 31, 2022 and 2021 and $— million tax at December 31, 2020.